UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and Complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
August 3, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $287,253 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101      583     7218 SH       Sole                  7218
ARM Holdings Plc               ADR       042068106       88    14000 SH       Sole                 14000
America Movil                  ADR       02364W105     6181   185845 SH       Sole                185845
Amgen                          COM       031162100     6511   134095 SH       Sole                134095
Anheuser Busch Inc             COM       035229103      649    14238 SH       Sole                 14238
Apollo Group - Cl A            COM       037604105     6021   116520 SH       Sole                116520
BP PLC                         ADR       055622104      469     6739 SH       Sole                  6739
Baxter International, Inc.     COM       071813109     7990   217361 SH       Sole                217361
Becton Dickinson & Co.         COM       075887109    10347   169269 SH       Sole                169269
Berkshire Hathaway Class B     COM       084670207    11810     3881 SH       Sole                  3881
ChevronTexaco Corp             COM       166764100      240     3870 SH       Sole                  3870
Cisco Systems, Inc.            COM       17275R102     8309   425411 SH       Sole                425411
Citigroup Inc                  COM       172967101    10262   212737 SH       Sole                212737
Coca Cola                      COM       191216100     7679   178510 SH       Sole                178510
Comcast Corp Cl A              COM       20030N101     8571   261791 SH       Sole                261791
Danaher Corporation            COM       235851102    12218   189960 SH       Sole                189960
Dover Corp.                    COM       260003108     1027    20775 SH       Sole                 20775
Eli Lilly Co Inc               COM       532457108      403     7300 SH       Sole                  7300
Estee Lauder Companies         COM       518439104     6494   167925 SH       Sole                167925
Exxon Mobil Corporation        COM       30231G102     1486    24214 SH       Sole                 24214
Fiserv Inc.                    COM       337738108     9623   212150 SH       Sole                212150
General Electric               COM       369604103      615    18658 SH       Sole                 18658
Grupo Modelo S.A. de C.V.      COM       P4833F104      145    38075 SH       Sole                 38075
Harley-Davidson Inc            COM       412822108     8518   155192 SH       Sole                155192
Health Management Assoc. Inc.  COM       421933102     6633   336555 SH       Sole                336555
Home Depot                     COM       437076102     6339   177100 SH       Sole                177100
ITT Industries                 COM       450911102     1133    22886 SH       Sole                 22886
Intel Corp.                    COM       458140100      229    12089 SH       Sole                 12089
International Business Machine COM       459200101      613     7974 SH       Sole                  7974
JP Morgan Chase & Co.          COM       46625H100      439    10454 SH       Sole                 10454
Johnson & Johnson              COM       478160104    11311   188756 SH       Sole                188756
Lee Enterprises                COM       523768109      216     8000 SH       Sole                  8000
Liberty Media Hldg Corp Intera COM       53071M104     4997   289521 SH       Sole                289521
Linear Technology Corp.        COM       535678106     7314   218390 SH       Sole                218390
MTN Group LTD                  COM       62474M108       89    12000 SH       Sole                 12000
McDonald's Corp.               COM       580135101    10088   300238 SH       Sole                300238
Microsoft Corp.                COM       594918104     9069   389258 SH       Sole                389258
Mohawk Industries              COM       608190104      264     3750 SH       Sole                  3750
Morgan Stanley Dean Witter Inc COM       617446448    10273   162528 SH       Sole                162528
Nestle SA                      ADR       641069406      210     2700 SH       Sole                  2700
Novartis AG                    ADR       66987V109    11812   219060 SH       Sole                219060
Pepsico                        COM       713448108     8028   133717 SH       Sole                133717
Pfizer                         COM       717081103      426    18170 SH       Sole                 18170
Procter & Gamble               COM       742718109      521     9371 SH       Sole                  9371
Symantec Corp.                 COM       871503108     5024   323300 SH       Sole                323300
Sysco Corp.                    COM       871829107     7778   254510 SH       Sole                254510
Target Corp.                   COM       87612E106    10174   208186 SH       Sole                208186
United Parcel Service          COM       911312106     6816    82785 SH       Sole                 82785
Viacom Inc Class B New         COM       92553P201     3927   109582 SH       Sole                109582
Wal-Mart Stores                COM       931142103    10710   222337 SH       Sole                222337
Walgreen Co                    COM       931422109     9881   220354 SH       Sole                220354
Wells Fargo                    COM       949746101    11051   164742 SH       Sole                164742
Willis Group Holdings LTD      COM       G96655108     5649   175982 SH       Sole                175982